Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Mortgage servicing rights	$ 856	$ 749	$ 339
Level 3
Fair Value Measurements
Percentage of level three assets to total assets measured at fair value	1.00%	83.00%	90.00%
Percentage of level three liabilities to total liabilities measured at fair value	22.00%	84.00%	93.00%
Recurring basis | Level 2
Assets
Mortgage loans held for-for-sale	$ 160,422	$ 308,477	$ 164,422
Derivatives assets, lending, net	896
Total assets at fair value	161,318	308,477	164,422
Liabilities
Derivative liabilities, lending, net		55	143
Total liabilities at fair value		55	143
Recurring basis | Level 3
Assets
Derivatives assets, lending, net	846	3,111	7,275
Mortgage servicing rights	856	749	339
Securitized mortgage collateral		1,639,251	2,100,175
Total assets at fair value	1,702	1,643,111	2,107,789
Liabilities
Securitized mortgage borrowings		1,614,862	2,086,557
Long-term debt	47,549	46,536	44,413
Total liabilities at fair value	47,549	1,661,398	2,130,970
Recurring basis | Interest rate lock commitments (IRLCs) | Level 3
Assets
Derivatives assets, lending, net	846,000	3,100
Recurring basis | Hedging Instruments | Level 2
Assets
Derivatives assets, lending, net	$ 896,000
Recurring basis | Derivative assets, lending, net | Interest rate lock commitments (IRLCs) | Level 3
Assets
Total assets at fair value		$ 3,100	$ 7,300